UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22924

Susa Registered Fund, L.L.C.
 (Exact name of registrant as specified in charter)

c/o Susa Fund Management LLP
19 Berkeley Street, 5th Floor
London W1J 8ED, United Kingdom
 (Address of principal executive offices) (Zip code)

c/o National Corporate Research Ltd.
850 New Burton, Road, Suite 201
Dover, DE 19904
  (Name and address of agent for service)

Registrant's telephone number, including area code: +44 207 399 0960

Date of fiscal year end: December 31

Date of reporting period: December 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Susa Registered Fund, L.L.C.

Financial Statements

For the year ended December 31, 2015

Susa Registered Fund, L.L.C.

Financial Statements

For the year ended December 31, 2015

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Registered Public Accounting Firm

To the Members and Board of Managers of
Susa Registered Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members’ capital of Susa Registered Fund, L.L.C. (the “Company”), including the schedule of contracts for difference, as of December 31, 2015, and the related statements of operations for the year then ended, the statements of changes in members’ capital and financial highlights for the year then ended and for the period, April 1, 2014 (commencement of operations) to December 31, 2014. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the broker. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Susa Registered Fund, L.L.C. at December 31, 2015, the results of its operations for the year then ended, and the changes in its members’ capital and financial highlights for the year then ended and for the period, April 1, 2014 (commencement of operations) to December 31, 2014 in conformity with U.S. generally accepted accounting principles.

February 26, 2016

A member firm of Ernst & Young Global Limited

Susa Registered Fund, L.L.C.

Statement of Assets, Liabilities and Members’ Capital

December 31, 2015
Assets
Cash and cash equivalents	$32,181,161
Cash held as collateral	23,270,000
Receivable from investment securities sold	141,121
Other assets	20,077
Total assets	55,612,359

Liabilities
Contracts for difference at fair value, net	884,745
Repurchased interests payable	1,401,700
Management fees payable	89,166
Due to broker	29,828
Accrued expenses	69,546
Total liabilities	2,474,985
Members’ Capital	$53,137,374

Members’ Capital
Represented by:
Net capital contributions	$52,552,456
Net loss from operations	(1,909,358)
Net realized gain on investments in securities, contracts for difference and foreign currency transactions	3,385,544
Net unrealized loss on contracts for difference and foreign currency translations	(891,268)
Members’ Capital	$53,137,374

The accompanying notes are an integral part of these financial statements.

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference

Notional Amount		Effective Date -Termination Date	December 31, 2015 Fair Value
	Contracts for Difference, net - (1.67%)

	Contracts for Difference - Long - (2.12%)

	Belgium - (0.31%)
	Food - (0.31%)
$4,676,508	Delhaize Group *	11/30/2015 - 11/28/2025	$(163,659)
	Total Belgium		$(163,659)

	Denmark - (0.07%)
	Commercial Services - (0.07%)
2,920,350	ISS A/S *	12/09/2015 - 11/14/2025	(34,832)
	Retail - 0.00%
5,369,676	Pandora A/S	11/16/2015 - 01/05/2026	—
	Total Denmark		$(34,832)

	France - (0.01%)
	Software - (0.01%)
229,968	WORLDLINE SA *	12/04/2015 - 12/04/2025	(3,379)
	Total France		$(3,379)

	Germany - (0.09%)
	Advertising - (0.20%)
1,739,016	Stroeer SE	11/16/2015 - 11/14/2025	(107,451)
	Chemicals - 0.03%
1,855,128	COVESTRO AG *	11/27/2015 - 11/27/2025	15,389
	Internet - 0.09%
1,903,447	United Internet AG	11/27/2015 - 11/27/2025	48,367
	Software - (0.01%)
1,914,482	SAP SE *	11/16/2015 - 11/14/2025	(6,275)
	Total Germany		$(49,970)

	Italy - 0.08%
	Telecommunications - 0.08%
772,190	Ei Towers SpA	11/16/2015 - 11/14/2025	44,843
	Total Italy		$44,843

The accompanying notes are an integral part of these financial statements.

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference (continued)

Notional Amount		Effective Date -Termination Date	December 31, 2015 Fair Value
	Contracts for Difference, net - (continued)

	Contracts for Difference - Long - (continued)

	Jersey - 0.04%
	Commercial Services - 0.04%
$1,592,241	Experian PLC	11/16/2015 - 11/14/2025	$21,510
	Total Jersey		$21,510

	Netherlands - (1.34%)
	Aerospace & Defense - (0.10%)
819,080	Airbus Group SE *	11/19/2015 - 11/14/2025	(53,609)
	Engineering & Construction Services - (0.95%)
2,416,166	Arcadis NV	11/25/2015 - 11/14/2025	(506,955)
	Home Furnishings - (0.23%)
2,103,257	Steinhoff International H Nv *	12/09/2015 - 12/10/2025	(124,366)
	Software - (0.06%)
2,586,938	TomTom NV *	12/01/2015 - 12/01/2025	(28,750)
	Total Netherlands		$(713,680)

	Portugal - (0.13%)
	Media - (0.13%)
2,782,978	ZON OPTIMUS SGPS SA *	11/19/2015 - 11/14/2025	(67,495)
	Total Portugal		$(67,495)

	Spain - (0.07%)
	Food - 0.03%
1,036,391	Viscofan SA	11/17/2015 - 11/17/2025	15,529
	Media - (0.10%)
500,807	Atresmedia Corp de Medios de Comunicacion SA	11/17/2015 - 11/17/2025	(55,036)
	Total Spain		$(39,507)

	Sweden - (0.08%)
	Pharmaceuticals - (0.08%)
3,624,428	Meda AB	11/23/2015 - 11/14/2025	(44,666)
	Total Sweden		$(44,666)

The accompanying notes are an integral part of these financial statements.

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference (continued)

Notional Amount		Effective Date -Termination Date	December 31, 2015 Fair Value
	Contracts for Difference, net - (continued)

	Contracts for Difference - Long - (continued)

	Switzerland - (0.24%)
	Diversified Financial Services - (0.14%)
$2,698,117	Julius Baer Gruppe AG *	12/03/2015 - 11/27/2025	$(72,167)
	Telecommunications - (0.10%)
1,599,783	Sunrise Communications Group AG *	12/03/2015 - 11/14/2025	(55,129)
	Total Switzerland		$(127,296)

	United Kingdom - 0.10%
	Entertainment - 0.16%
1,425,312	Betfair Group PLC	12/09/2015 - 11/14/2025	37,340
1,215,818	Merlin Entertainments PLC-WI *	12/15/2015 - 12/15/2025	40,528
270,970	Ladbrokes PLC	12/22/2015 - 12/22/2025	8,240
	Home Builders - (0.03%)
3,066,696	Taylor Wimpey PLC	12/31/2015 - 12/31/2025	(16,458)
	Telecommunications - (0.03%)
1,608,564	BT Group PLC	11/16/2015 - 11/14/2025	(15,826)
	Total United Kingdom		$53,824
	Total Contracts for Difference - Long		$(1,124,307)

	Contracts for Difference - Short - 0.45%

	Finland - 0.14%
	Forest Products & Paper - 0.02%
(138,296)	STORA ENSO OYJ-R SHS *	11/16/2015 - 11/14/2025	12,465
	Machinery-Diversified - 0.12%
(819,586)	Kone OYJ	11/16/2015 - 11/14/2025	13,326
(1,002,707)	Metso OYJ *	11/16/2015 - 11/14/2025	48,459
	Total Finland		$74,250

	France - (0.03%)
	Computers - (0.03%)
(816,388)	ATOS SE *	11/30/2015 - 11/28/2025	(16,741)
	Total France		$(16,741)

The accompanying notes are an integral part of these financial statements.

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference (continued)

Notional Amount		Effective Date - Termination Date	December 31, 2015 Fair Value
	Contracts for Difference, net - (continued)

	Contracts for Difference - Short - (continued)

	Germany - 0.27%
	Chemicals - 0.15%
$(433,127)	Lanxess AG *	12/01/2015 - 12/01/2025	$42,223
(425,818)	BASF SE *	12/01/2015 - 12/01/2025	39,761
	Machinery-Diversified - 0.00%
(801,950)	DUERR AG *	12/22/2015 - 12/22/2025	969
	Retail - 0.13%
(493,673)	Hugo Boss AG *	11/16/2015 - 11/14/2025	67,645
	Telecommunications - (0.01%)
(538,656)	FREENET AG *	12/22/2015 - 12/22/2025	(7,717)
	Total Germany		$142,881

	Italy - 0.21%
	Apparel - 0.22%
(400,281)	MONCLER SPA *	11/30/2015 - 11/28/2025	44,484
(856,975)	Tod's SpA	11/16/2015 - 11/14/2025	69,431
	Retail - (0.01%)
(385,013)	SALVATORE FERRAGAMO SPA *	11/30/2015 - 11/28/2025	(3,505)
	Total Italy		$110,410

	Norway - (0.17%)
	Banks - (0.17%)
(1,594,858)	DNB ASA *	12/16/2015 - 11/14/2025	(86,951)
	Total Norway		$(86,951)

	Spain - 0.09%
	Engineering & Construction Services - (0.02%)
(534,645)	ACS Actividades de Construccion y Servicios SA *	12/23/2015 - 12/23/2025	(11,812)
	Food - 0.11%
(863,380)	Distribuidora Internacional de Alimentacion SA *	11/17/2015 - 11/17/2025	59,338
	Total Spain		$47,526

The accompanying notes are an integral part of these financial statements.

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference (continued)

Notional Amount		Effective Date - Termination Date	December 31, 2015 Fair Value
	Contracts for Difference, net - (continued)

	Contracts for Difference - Short - (continued)

	Switzerland - 0.00%
	Building Materials - 0.07%
$(850,898)	LafargeHolcim Ltd *	11/16/2015 - 11/14/2025	$39,926
	Food - (0.09%)
(811,915)	ARYZTA	12/22/2015 - 12/22/2025	(49,473)
	Telecommunications - 0.02%
(1,380,976)	Swisscom AG	11/16/2015 - 11/14/2025	9,926
	Total Switzerland		$379

	United Kingdom - (0.06%)
	Aerospace & Defense - (0.02%)
—	ROLLS ROYCE HOLDING ENTITY *	10/22/2015 - 10/24/2025	(13,299)
	Commercial Services - 0.06%
(1,006,453)	Capita Group PLC *	11/30/2015 - 11/28/2025	33,486
	Electronics - (0.12%)
(652,742)	Electrocomponents PLC	11/16/2015 - 11/14/2025	(63,543)
	Engineering & Construction Services - (0.01%)
(970,229)	Carillion PLC	11/16/2015 - 11/14/2025	(7,104)
	Holding Companies-Diversified - 0.06%
(928,541)	Mitie Group PLC	11/16/2015 - 11/14/2025	31,965
	Transportation - (0.03%)
(1,096,379)	Royal Mail PLC	11/16/2015 - 11/14/2025	(13,697)
	Total United Kingdom		$(32,192)
	Total Contracts for Difference - Short		$239,562
	Total Contracts for Difference, net		$(884,745)

*	Non-income producing securities.

The accompanying notes are an integral part of these financial statements.

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference  (continued)

Contracts for Difference -By Industry	December 31, 2015 Percentage of Members' Capital (%)
Advertising	(0.20)
Aerospace & Defense	(0.12)
Apparel	0.22
Banks	(0.17)
Building Materials	0.07
Chemicals	0.18
Commercial Services	0.03
Computers	(0.03)
Diversified Financial Services	(0.14)
Electronics	(0.12)
Engineering & Construction Services	(0.98)
Entertainment	0.16
Food	(0.26)
Forest Products & Paper	0.02
Holding Companies-Diversified	0.06
Home Builders	(0.03)
Home Furnishings	(0.23)
Internet	0.09
Machinery-Diversified	0.12
Media	(0.23)
Pharmaceuticals	(0.08)
Retail	0.12
Software	(0.08)
Telecommunications	(0.04)
Transportation	(0.03)
Total Contracts for Difference, net	(1.67)%

The accompanying notes are an integral part of these financial statements.

Susa Registered Fund, L.L.C.

Statement of Operations

Year Ended December 31, 2015
Expenses
Management fees	942,707
Professional fees	443,462
Accounting and investor services fees	83,541
Board of Managers’ fees	75,272
Insurance expense	66,246
Registration fees	16,124
Interest expense	11,111
Miscellaneous expenses	46,646
Total operating expenses	1,685,109
Expense Reimbursements	(420,461)
Net Expenses	1,264,648
Net investment loss	(1,264,648)

Net realized and change in unrealized gain/(loss) from investments in securities, contracts for difference and foreign currency transactions and translations

Net realized loss from investments in securities	(88,730)
Net realized gain from contracts for difference	3,544,154
Net realized loss from foreign currency transactions	(378,315)
Net realized gain from investments in securities, contracts for difference and foreign currency transactions	3,077,109

Net change in unrealized gain/(loss) from investments in securities	47,763
Net change in unrealized gain/(loss) from contracts for difference	1,701,670
Net change in unrealized gain/(loss) from foreign currency translations	54,718
Net change in unrealized gain/(loss) from investments in securities, contracts for difference and foreign currency translations	1,804,151

Net realized gain and change in unrealized gain/(loss) from investments in securities, contracts for difference and foreign currency transactions and translations	4,881,260

Net increase in Members’ Capital resulting from operations	$3,616,612

The accompanying notes are an integral part of these financial statements.

Susa Registered Fund, L.L.C.

Statements of Changes in Members’ Capital

	Special Advisory Member	Members	Total
Members’ Capital, April 1, 2014	$–	$–	$–

From investment activities
Net investment loss	$(2,990)	$(641,720)	$(644,710)
Net realized gain/(loss) from investments in securities, contracts for difference and foreign currency transactions	(927)	309,362	308,435
Net unrealized gain/(loss) from investments in securities, contracts for difference and foreign currency translations	(6,930)	(2,688,489)	(2,695,419)
Net decrease in Members’ Capital resulting from operations	(10,847)	(3,020,847)	(3,031,694)

Members’ Capital transactions
Capital contributions	200,000	38,510,601	38,710,601
Repurchased interests (net of repurchase fee of $4,483)	–	(219,688)	(219,688)
Net increase in Members’ Capital resulting from capital transactions	200,000	38,290,913	38,490,913
Members’ Capital, December 31, 2014	$189,153	$35,270,066	$35,459,219

From investment activities
Net investment loss	$(4,789)	$(1,259,859)	$(1,264,648)
Net realized gain from investments in securities, contracts for difference and foreign currency transactions	17,131	3,059,978	3,077,109
Net change in unrealized gain/(loss) from investments in securities, contracts for difference and foreign currency translations	8,471	1,795,680	1,804,151
Reallocation of incentive allocation	248,223	(248,223)	–
Net increase in Members’ Capital resulting from operations	269,036	3,347,576	3,616,612

Members’ Capital transactions
Capital contributions	–	17,480,615	17,480,615
Repurchased interests (net of repurchase fee of $5,205)	(248,223)	(3,170,849)	(3,419,072)
Net increase/(decrease) in Members’ Capital resulting from capital transactions	(248,223)	14,309,766	14,061,543
Members’ Capital, December 31, 2015	$209,966	$52,927,408	$53,137,374

The accompanying notes are an integral part of these financial statements.

Susa Registered Fund, L.L.C.

Notes to Financial Statements
December 31, 2015

1.	Organization

Susa Registered Fund, L.L.C. (the “Company”) was organized as a limited liability company under the laws of Delaware on November 21, 2013 and commenced operation on April 1, 2014. The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a closed-end, non-diversified management investment company. The Company’s term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Company Agreement dated November 21, 2013. The Company’s investment objective is to achieve capital appreciation. The Company pursues its investment objective by seeking to maximize risk-adjusted absolute returns across the business cycle, regardless of market conditions. The Adviser (defined below) employs a value-oriented investment strategy that principally focuses on both long and short positions in equity securities of European companies. The Company generally expects to maintain a net long exposure (where the value of its long positions exceeds the value of its short positions), with exceptions during rare periods where the Adviser believes a net short exposure is more appropriate based on its assessment of overall market conditions. Such positions may be obtained either through the purchase or sale of securities or through the use of contracts for difference (or total return swaps). The Company’s performance is expected to depend primarily on individual stock selection. General price movements in the market will also affect the Company’s investment performance.

Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the “Board of Managers”). There are four members of the Board of Managers, one of whom is an “interested person” of the Company under the Act. The Company’s investment adviser is Susa Fund Management LLP (the “Adviser”), a limited liability partnership incorporated under the laws of England and Wales on August 28, 2008. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Adviser provides investment advisory services to other private investment vehicles and client accounts, including those with investment programs similar to that of the Company. Pursuant to an investment advisory agreement with the Company (the “Advisory Agreement”), the Adviser is responsible for developing and implementing the Company’s investment program, managing the Company’s investment portfolio and making all decisions regarding the purchase and sale of investments for the Company.

The Company generally accepts initial and additional contributions from persons who purchase interests in the Company (“Members”) as of the first day of each month or at such other times as determined by the Adviser in its discretion. No Member has the right to require the Company to redeem its interest. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as determined by the Board of Managers, in its complete and exclusive discretion. The Adviser expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members four times each year, effective at the end of March, June, September and December, upon not less than 65 days’ prior written notice. A repurchase fee equal to 2.0% of the value of the interests repurchased, which is retained by the Company, will apply if the date as of which the interests are to be valued for purposes of repurchase is less than one year following the date of a Member's initial investment in the Company.

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
December 31, 2015

1.	Organization (continued)

Generally, except as provided under applicable law, a Member shall not be liable for the Company’s debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member’s share of undistributed profits and assets.

2.	Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (hereafter referred to as “authoritative guidance”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Management believes that the estimates utilized in preparing the Company’s financial statements are reasonable and prudent; however, actual results could differ from these estimates and such differences could be material.

The following is a summary of the Company’s accounting policies:

The Company qualifies as an investment company under Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification (the “ASC”) 946 Financial Services - Investment Company (Topic 946), Amendments to the scope, measurement and disclosure requirements (“ASC 946”), and follows the accounting and reporting guidance of ASC 946.

a.	Revenue Recognition

Securities transactions are recorded on trade date basis utilizing first-in-first-out (“FIFO”) for determining realized gains and losses associated with investment transactions.  Dividends are recorded on the ex-dividend date, net of applicable withholding taxes.  Interest income and expense are recorded on an accrual basis.  Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
December 31, 2015

2.	Significant Accounting Policies (continued)

b.	Portfolio Valuation

The Company’s securities are valued in accordance with policies adopted by the Board of Managers, which are summarized below.

(i)	Domestic exchange traded (other than options and not including those traded on the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”)) shall be valued as follows:

(1)	at their last composite sale prices as reported on the exchanges where those securities are traded; or

(2)
if no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities held short, as reported by those exchanges.

(ii)	Securities traded on NASDAQ shall be fair valued as follows:

(1)
at the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00 p.m. (Eastern Time) adjusted up to NASDAQ’s best offer price if the last traded price is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); or

(2)	if no NOCP is available at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Company; or

(3)	if no sale is shown on NASDAQ at the bid price; or

(4)	if no sale is shown and no bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the fair valuation procedures set forth herein.

Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange.

Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities held short) as obtained from one or more dealers making markets for those securities.  If market quotations are not readily available, securities and other assets are valued at fair value in accordance with procedures adopted in good faith by the Board of Managers.

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
December 31, 2015

2.	Significant Accounting Policies (continued)

b.	Portfolio Valuation (continued)

Securities associated with contracts for difference (“CFD”) are valued in accordance with the procedures described above, net of any contractual terms with the counterparty.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time.  Trading in foreign securities generally is completed, and the values of foreign securities are determined, prior to the close of securities markets in the U.S.  Foreign exchange rates are also determined prior to such close.  On occasion, the values of foreign securities and exchange rates may be affected by events occurring between the time as of which determination of values or exchange rates are made and the time as of which the net asset value of the Company is determined.  When an event materially affects the values of securities held by the Company or its liabilities, such securities and liabilities may be valued at fair value in accordance with procedures adopted in good faith by the Board of Managers.  The Company includes that portion of the results of operations resulting from changes in foreign exchange rates on investments in net realized and net change in unrealized gain/(loss) from investments in securities on the Statement of Operations.

The values of the Company’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members’ Capital.

For the year ended December 31, 2015, the Company followed authoritative guidance for fair value measurement.  The authoritative guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.  The authoritative guidance establishes three levels of inputs in the hierarchy that may be used to measure fair value as follows:

Level 1 — observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
December 31, 2015

2.	Significant Accounting Policies (continued)

b.	Portfolio Valuation (continued)

The availability of valuation techniques and observable inputs can vary and is affected by a wide variety of factors, including: the type of investment, whether the investment is new and not yet established in the marketplace, and other characteristics particular to the transaction.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined.  Due to the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed.  Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for investments categorized in Level 3.  In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement.

Investments in Securities
Investments in securities are freely tradable, listed on major securities exchanges and are valued at their last reported sales price as of the valuation date.  Many over-the-counter (“OTC”) contracts have bid and ask prices that can be observed in the marketplace.  Bid prices reflect the highest price that the marketplace participants are willing to pay for an asset.  Ask prices represent the lowest price that the marketplace participants are willing to accept for an asset.  The Company’s policy for securities traded in OTC markets and listed securities for which no sale was reported on that date are generally valued at their last reported “bid” price if held long, and last reported “ask” price if sold short.

To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.  Securities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 of the fair value hierarchy.

Contracts for Difference
CFD are agreements to exchange the difference in value of a particular equity, bond or index between the time at which a contract is opened and the time at which it is closed.  There is no restriction on the entry or exit price of a CFD, and other than the termination date, no time limit is placed on when this exchange happens.  CFD are generally categorized in Level 2 of the fair value hierarchy.

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
December 31, 2015

2.	Significant Accounting Policies (continued)

b.	Portfolio Valuation (continued)

The Company recognizes transfers into and out of levels indicated at the end of the reporting period. As of December 31, 2015, the fair value of CFDs was transferred to Level 2 from Level 1. The Adviser determined that categorizing the CFDs as Level 2 was more appropriate in accordance with authoritative guidance for fair value measurements. The CFDs are valued based on the quoted price of the underlying asset in accordance with the Company’s valuation methodology, net of any contractual terms with the counterparty. The methodology for valuing the CFDs is consistent with the prior period.

Additional information on the investments can be found in the Schedule of Contracts for Difference.

The following is a summary of the level within the fair value hierarchy, as of December 31, 2015, in which the Company’s investments are measured.

Investments measured at fair value	Level 1	Level 2	Level 3	Total
Assets:
Contracts for Difference	$—	$745,150	$—	$745,150
Liabilities:
Contracts for Difference	—	(1,629,895)	—	(1,629,895)
Total	$—	$(884,745)	$—	$(884,745)

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
December 31, 2015

2.	Significant Accounting Policies (continued)

c.	Cash and Cash Equivalents

The Company treats all highly liquid financial instruments that mature within three months at the time of purchase as cash equivalents.

Cash and cash equivalents in the Statement of Assets, Liabilities and Members’ Capital included the following foreign currencies presented in U.S. dollars:

Foreign Currencies	Fair Value	Cost
Swiss franc	$213,895	$215,405
Danish krone	$57,210	$57,291
Euro	$460,758	$464,663
U.K. pound	$151,085	$150,960
Swedish krona	$17,757	$17,670
Australian dollar	$22,812	$22,306
Norwegian krone	$85,535	$86,735
South African rand	$8,115	$8,614

As further discussed in Note 7, the Company has additional cash and cash equivalents pledged as collateral to secure the Company’s obligations to the counterparty in its CFD transactions, which are maintained in a segregated account held by the Company’s custodian, The Bank of New York Mellon (the “Custodian”) at December 31, 2015.

d.	Income Taxes

The Company is treated as a partnership for tax purposes. For federal, state and local income tax purposes, each Member is individually required to report on its own tax return its distributive share of the Company’s taxable income or loss. The Company is not subject to income taxes imposed by the country in which it is domiciled.

In accordance with authoritative guidance, management has analyzed the Company’s tax position for the open tax years (2014-2015) and has concluded that no liability for non-US capital gain tax is required in the Company’s financial statements. The Company recognizes interest and penalties, if any, related to non-US tax expense within the Statement of Operations. However, for the year ended December 31, 2015, the Company did not record any interest or penalties.

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
December 31, 2015

3.	Administration Fee, Related Party Transactions and Other

BNY Mellon Investor Servicing (US) Inc. (the “Administrator”) provides administration, accounting and investor services to the Company. In consideration for these services, the Company pays the Administrator a fee (the “Administrator Fee”) that is not anticipated to exceed 0.10% (annualized) of Members’ Capital, plus reimbursement of certain out-of pocket expenses. However, the Administrator Fee was subject to an annual minimum fee of $200,000 through February 28, 2015. Effective March 1, 2015, the annual minimum fee of $200,000 is calculated based on the cumulative assets of both the Company and other affiliated funds serviced by the Administrator. For the year ended December 31, 2015, the Administrator Fee is $73,083 and is included in accounting and investor services fees on the Statement of Operations. As of December 31, 2015, the accrued Administrator Fee is $4,358, which is included in the accrued expenses on the Statement of Assets, Liabilities and Members’ Capital.

Pursuant to the Investment Advisory Agreement between the Company and the Adviser, the Company pays the Adviser an Incentive Allocation (defined below) and a management fee (the “Management Fee”), which is computed at the annual rate of 2.00% of the net asset value of the Company determined as of the start of business on the first business day of each month, after adjustment for any subscriptions effective on such day. For the year ended December 31, 2015, the Management Fees are $942,707 and are included on the Statement of Operations. As of December 31, 2015, the Management Fees payable are $89,166, which are included on the Statement of Assets, Liabilities and Members’ Capital.

Net profits or net losses of the Company for each fiscal period (monthly) are allocated among and credited to or debited from the capital accounts of all Members as of the last day of each fiscal period in accordance with Members’ respective investment percentages for the fiscal period. Net profits or net losses are measured as the net change in the value of the Members’ Capital of the Company (including any net change in unrealized gain or loss of investments and realized income and gains or losses and expenses (including organizational expenses) during a fiscal period), before giving effect to any repurchases by the Company of interests or portions thereof, and excluding the amount of any items to be allocated among the capital accounts of the Members other than in accordance with the Members’ respective investment percentages. In addition, so long as the Adviser serves as the investment adviser of the Company, the Adviser is entitled to be the managing member (the “Special Advisory Member”). In such capacity, the Adviser is entitled to receive an incentive allocation (the “Incentive Allocation”), debited from the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which any allocated gain during an allocation period exceeds the positive balance in the Member’s loss recovery account. As described in the Company’s confidential memorandum the Incentive Allocation is credited to the Special Advisory Member’s account (the “Special Advisory Account”).

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
December 31, 2015

3.	Administration Fee, Related Party Transactions and Other (continued)

An “allocation period” as to each Member is a period commencing on the admission of the Member to the Company, and thereafter each period commencing as of the day following the last day of the preceding allocation period with respect to such Member, and ending as of the close of business on the first to occur of (1) the last day of a fiscal year of the Company, (2) the day as of which the Company repurchases the entire interest of the Member, (3) the day as of which the Company admits as a substitute Member a person to whom the entire interest of the Member has been transferred (unless there is no change of beneficial ownership) or (4) the day as of which the Special Advisory Member’s status is terminated.

By the last business day of the month following the date on which an Incentive Allocation is made, the Special Advisory Member must withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account and debited from the Member’s capital account with respect to the allocation period. For the year ended December 31, 2015, an Incentive Allocation of $248,223 was recorded as an increase to the Special Advisory Account.

Each member of the Board of Managers (the “Managers”) who is not an “interested person”, as defined by the Act of the Company (the “Independent Managers”), receives an annual retainer of $20,000 plus per-meeting fees of $1,250 for attendance at in-person meetings. Each Independent Manager is reimbursed by the Company for their reasonable out-of-pocket expenses incurred in providing services to the Company. The Managers do not receive any pension or retirement benefits from the Company. For the year ended December 31, 2015, Board of Managers’ fees were $75,272. There were no Board of Managers’ fees payable at December 31, 2015. Managers who are “interested persons” do not receive any other fee from the Company.

The Custodian serves as custodian of the Company’s assets and is responsible for maintaining custody of the Company’s cash and securities and for retaining sub-custodians to maintain custody of foreign securities held by the Company.

The Adviser and the Company may contract with third parties to act as placement agents for the Company in connection with the offering of interests and the Adviser may compensate placement agents for their services. The Company will not bear any of the costs associated with these arrangements.

The Adviser has paid $250,000 of the Company’s organization and initial offering expenses. In addition, the Adviser has voluntarily agreed to reimburse the Company for certain of its operating expenses to the extent that the Company’s operating expenses (other than the Incentive Allocation and Management Fee) in any fiscal year exceed 0.65% of Members’ Capital. Expenses of $420,461 were reimbursed by the Adviser for the year ended December 31, 2015.

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
December 31, 2015

4.	Indemnifications

The Company has entered into several contracts that contain routine indemnification clauses. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

5.	Securities Transactions

Aggregate purchases and sales of investment securities, excluding short-term securities, for the year ended December 31, 2015, amounted to $20,821 and $849,727, respectively.

There were no investments in securities or securities sold, not yet purchased held as of December 31, 2015.

6.	Due to Broker

The Company has the ability to trade on margin and borrow funds from brokers and banks for investment purposes. Trading in equity securities or derivatives on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. In the normal course of business, substantially all of the Fund’s derivative transactions are transacted with Goldman Sachs & Co. (the “GS”).

As of December 31, 2015, the Company had cash overdraft in the amount of $963 and foreign cash of $28,865 included in due to broker in the Statement of Assets, Liabilities and Members’ Capital.

7.	Cash Held as Collateral

The Company pledges securities and cash as collateral for its derivative transactions, including CFDs, any margin borrowings and any securities sold, not yet purchased (except for cash proceeds of securities sold, which may be held at the prime broker), which are maintained in a segregated account held by the Custodian. As of December 31, 2015, the total value of this collateral was $23,270,000, which represents cash held as collateral in the Statement of Assets, Liabilities and Members’ Capital.

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
December 31, 2015

8.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include CFD and warrants. Generally, these financial instruments represent an option to purchase or sell other financial instruments or to take advantage of price movement or underlying financial instrument. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members’ Capital.

The Company maintains cash in bank deposit accounts which, at times, may exceed U.S. federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

Investing in securities of foreign companies involves special risks which include changes in foreign currency exchange rates and the possibility of future political, regulatory and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Contracts for Difference

The Company enters into CFDs to obtain long or short investment exposure to the investment returns of the equity securities of issuers. A CFD is a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the future value of a specified notional amount of a security and the value of such notional amount at the time the contract was entered.

CFDs utilized by the Company are similar to total return swaps. In a long position, the Company will receive or pay an amount based upon the amount, if any, by which the notional value of the securities referenced by the CFD has increased or decreased, plus the dividends that would have been received on those stocks, less a floating rate of interest on the notional amount of the CFD. In a short position, the Company will receive or pay an amount based upon the amount, if any, by which the notional value of the securities referenced by the CFD has decreased or increased, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of a CFD.

CFDs are valued based upon quoted prices (net of contractual terms), and the resulting changes in market values of the Company’s CFD positions are recorded as unrealized gain or loss in the Statement of Operations. Periodic payments made or received in connection with CFDs are recorded as realized gains or losses.

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
December 31, 2015

8.	Financial Instruments with Off-Balance Sheet Risk (continued)

Entering into CFDs involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets, Liabilities and Members’ Capital. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions. CFDs involve economic leverage to the extent that they enable the Company to obtain notional investment exposures that exceed the amount of collateral the Company is required to post in connection with such transactions. As a result, the net asset value of the Company may experience greater volatility than would otherwise be the case and there is a risk that the Company may experience losses from CFDs exceeding the amount of its investment, which may exceed amounts recognized on the Statement of Assets, Liabilities and Members’ Capital and may be significant.

Counterparty Risk

When the Company enters into over-the-counter transactions (such as CFDs) with counterparties, the Company runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Company could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Company. Counterparty risk is heightened during unusually adverse market conditions. Counterparty risk also is greater to the extent that the Company concentrates its transactions with a single counterparty or a small number of counterparties.

Some participants in over-the-counter markets may not be subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, which may expose the Company to greater counterparty risk than would be the case for investments in exchange-traded instruments. The Company is subject to the risk that a counterparty will not settle a transaction in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. To the extent a counterparty’s obligation to the Company is not fully collateralized, the Company is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Company will have contractual remedies, but the Company may be unable to enforce them, thus causing the Company to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because there is more time for events to occur that may prevent settlement. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Company’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
December 31, 2015

8.	Financial Instruments with Off-Balance Sheet Risk (continued)

The Company also is subject to counterparty risk when it executes its securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Company could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Company.

The Company follows authoritative guidance on disclosures about derivative instruments and hedging activities. Authoritative guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All accounting policies and disclosures have been made in accordance with authoritative guidance and are incorporated for the current year as part of the disclosures within this note.

The Adviser believes the monthly average notional shown in the table below is the most relevant measure of derivative activity and is indicative of the Company’s volume of derivative activity based on long and short positions for the year ended December 31, 2015.

	Average notional amount
Investments	Long	Short
Contracts for difference	$48,091,280	$(17,531,420)
Total	$48,091,280	$(17,531,420)

The following table identifies the fair value of the Company’s derivative contracts included in the Statement of Assets, Liabilities and Members’ Capital, categorized by primary underlying risk at December 31, 2015. Balances are presented on a gross basis.

Primary underlying risk	Gross Derivative Assets	Gross Derivative Liabilities	Net Derivative Liabilities
Equity Index Risk
Contracts for difference	$745,150	$(1,629,895)	$(884,745)
Total	$745,150	$(1,629,895)	$(884,745)

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
December 31, 2015

8.	Financial Instruments with Off-Balance Sheet Risk (continued)

The following table identifies the amount of net realized gain/(loss) and net change in unrealized gain/(loss) included in the Statement of Operations from derivative contracts, categorized by primary underlying risk, for the year ended December 31, 2015.

Primary underlying risk	Net realized gain/(loss)	Net change in unrealized gain/(loss)
Equity Index Risk
Contracts for difference	$3,544,154	$1,701,670
Total	$3,544,154	$1,701,670

9.	Balance Sheet Offsetting

In the normal course of business the Company has entered into derivatives governed by an agreement with the prime broker. The agreement allows the Company and the counterparty to make net payments in respect of all transactions in the same currency, settling on the same date. The Company posts cash as collateral with the prime broker to secure the Company’s obligations to the counterparty. Such cash is held by the Custodian in a segregated account and its use is restricted.

In the event that the Company fails to post said collateral, fails to comply with any restrictions or provisions of the agreement, fails to comply with or perform any agreement or obligation, then the counterparty has the right to off-set any amounts payable by the Company with respect to any obligations against any posted collateral or the cash equivalent of any posted collateral. Further, the counterparty has the right to liquidate, sell, pledge, re-hypothecate, or dispose such posted collateral to satisfy any outstanding obligations. As of December 31, 2015, the Company is in a net liability position with respect to its derivatives for which the Company has posted collateral.

The table below presents the derivatives contracts that are off-set, if any, as well as collateral delivered, related to those CFD.

Offsetting of Financial Assets and Derivative Assets

	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets, Liabilities and Members’ Capital	Net Amounts of Assets Presented in the Statement of Assets, Liabilities and Members’ Capital	Gross Amounts Not Offset in the Statement of Assets, Liabilities and Members’ Capital		Net Amount
				Financial Instruments	Cash Collateral Received
CFD	$745,150	$(745,150)	$–	$–	$–	$–
Total	$745,150	$(745,150)	$–	$–	$–	$–

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
December 31, 2015

9.	Balance Sheet Offsetting (continued)

Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amount of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets, Liabilities and Members’ Capital	Net Amounts of Liabilities Presented in the Statement of Assets, Liabilities and Members’ Capital	Gross Amounts Not Offset in the Statement of Assets, Liabilities and Members’ Capital		Net Amount
				Financial Instruments	Cash Collateral Pledged (a)
CFD	$(1,629,895)	$745,150	$884,745	$–	$884,745	$–
Total	$(1,629,895)	$745,150	$884,745	$–	$884,745	$–

(a)
The actual collateral received and/or pledged may be more than the amount shown, as the above table does not present the effects of over collateralization, if any. Refer to Note 7 for additional information regarding the cash collateral pledged.

10.	Financial Highlights

The following represents the ratios to average Members’ Capital and other supplemental information for each period indicated:

	For the Year Ended December 31, 2015	For the period from April 1, 2014 (commencement of operations) to December 31, 2014
Members' Capital, end of year (000s)	$52,927	$35,270

Ratios to average Members' Capital:(a)
Ratio of net investment loss(b)	(2.72%)	(2.86%)

Ratio of expenses(c)	3.62%	5.02%
Incentive Allocation	0.54%	0.00%
Ratio of expense reimbursements	(0.90%)	(2.08%)
Ratio of net expenses	3.26%	2.94%

Portfolio turnover	0.00%	177.00%

Total return after Incentive Allocation(d)	10.46%	(11.57%)
Total return before Incentive Allocation(d)	10.98%	(11.57%)

(a)	Annualized for period less than one year.
(b)	Excluding Incentive Allocation.
(c)	Ratios do not reflect the effects of Incentive Allocation to the Special Advisory Member, if any.
(d)
Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, gross/net of Incentive Allocation to the Special Advisory Member, if any. The figures do not include any applicable sales charges imposed by the placement agent. Total return for periods less than a full year is not annualized.

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
December 31, 2015

10.	Financial Highlights (continued)

An individual Member’s ratios and returns may vary from the above based on the timing of capital transactions.

11.	Subsequent Events

Management has evaluated the impact of subsequent events on the Company through the date the financial statements were issued. Management has determined that there are no material events that would require additional disclosure in the Company’s financial statements except as disclosed below.

Subsequent to December 31, 2015, the Company received initial and additional contributions from Members of $2,018,964.

Susa Registered Fund, L.L.C.

Supplemental Information (unaudited)

Investment Advisory Agreement Approval

At a meeting held in person on November 19, 2015, the Board of Managers of Susa Registered Fund, L.L.C. (the "Board") approved the renewal of the investment advisory agreement between Susa Registered Fund, L.L.C., a Delaware limited liability company (the "Fund"), and Susa Fund Management LLP, a limited liability partnership incorporated under the laws of England and Wales (the "Adviser") (the "Advisory Agreement"), for an additional annual period.  Also, by a unanimous vote, the members of the Board (the "Managers") who are not "interested persons," as defined by the Investment Company Act of 1940 (the "1940 Act"), of the Fund (the "Independent Managers") separately voted to approve the renewal of the Advisory Agreement.

In considering whether to approve the renewal of the Advisory Agreement, the Board reviewed various materials from Fund counsel, counsel to the Independent Managers and the Adviser which included:  (i) a summary of legal duties of the Board under the 1940 Act; (ii) information regarding the services rendered to the Fund by the Adviser and the personnel providing services to the Fund; (iii) the financial statements of the Adviser; (iv) the investment performance of funds with similar investment programs; (v) comparative fee information for similar registered funds; and (vi) the profitability of the Adviser.  In particular, the Board considered the following:

(a) THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Managers discussed and reviewed the nature, scope, and quality of services that the Adviser provides to the Fund.  The Board received detailed information from the Adviser concerning its organization, the investment philosophy and investment process applied by the Adviser in managing the Fund, the background and experience of the investment professionals and other personnel who provide services under the Advisory Agreement (namely, the expertise of Mr. Amiri in managing funds and accounts with investment strategies similar to the Fund's), as well as the background and experience of the Adviser's senior management, the Adviser's compliance and risk controls, and the Adviser's financial position.  The Board noted that the Adviser, at its own expense, continues to make personnel available to serve as officers of the Fund, including the Fund's Chief Executive Officer and Chief Financial Officer.

The Independent Managers concluded that the Adviser's investment process, research capabilities, and philosophy were suited to the Fund, given the Fund's investment objective and policies, and that the personnel of the Adviser available to provide required services to the Fund were appropriate to effectively fulfill the duties of the Adviser under the Advisory Agreement.  In evaluating the quality of services provided by the Adviser, the Independent Managers took into account its familiarity with the Adviser's senior management through Board meetings, conversations and reports since the Fund's inception, the Adviser's dedication of time and resources including those of its senior investment professionals, as well as the Adviser's stability.  The Independent Managers noted the Adviser's compliance policies and procedures and compliance culture.  The Independent Managers also reviewed the Adviser's financial statements, and was satisfied with the adequacy of the Adviser's financial resources.  The Independent Managers found it reasonable to conclude that the Fund receives all required services from the Adviser under the Advisory Agreement and that these services are of high quality.

(b) INVESTMENT PERFORMANCE OF THE FUND

The Managers considered the performance of the Fund and the Fund's performance relative to its benchmark and peers.  The Managers reviewed presentation materials comparing the Fund's performance to two benchmark indices, the STOXX Europe 600 Index and the EuroHedge European Equity EUR Index (the "Indices").  It was noted that the Fund's poor performance in 2014 caused it to underperform the Indices from inception through September 2015 but that the Fund's 2015 performance through September 2015 was favorable as compared to the Indices.  The Independent Managers reviewed performance information for an unregistered private investment fund the Adviser manages that has substantially the same investment program as the Fund (the "Susa Private Fund"), noting that the Susa Private Fund has consistently outperformed the Indices since it commenced operations in 2009.  The Managers also reviewed a performance comparison of hedge funds with a European equities focus.  The Independent Managers considered whether the Fund's investment results were consistent with the Fund's objectives, and as compared to various peers and the Indices.  The Independent Managers also noted that it reviews detailed information concerning the Fund's investment performance, portfolio composition and investment strategies provided by the Adviser on a regular basis.  Based on the foregoing, the Independent Managers concluded that the Fund benefits from the expertise and advisory services that the Adviser provides.

Susa Registered Fund, L.L.C.

Supplemental Information (unaudited) (continued)

(c) COST OF THE SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER FROM ITS RELATIONSHIP WITH THE FUND

The Managers considered the cost of the services provided by the Adviser, and reviewed the fees payable to the Adviser pursuant to the Advisory Agreement.  It was noted that the compensation paid is comprised of two parts: a fixed asset-based management fee (the "Management Fee") and a performance-based incentive allocation (the "Incentive Allocation").  The Independent Managers reviewed materials comparing the Management Fee, Incentive Allocation and expense ratio of the Fund with that of other similar closed-end registered investment companies, as well as the management fee and incentive allocation paid by the Susa Private Fund.  It was noted that the Fund is essentially a hedge fund that has been registered under the 1940 Act to enable Interests to be marketed to a broader investor segment than would be possible if the Fund were a private investment fund.  It was noted that, in this regard, the Fund's "2 and 20%" fee structure is common for hedge fund products (including for Susa Private Fund), but that the universe of comparable registered funds which have a typical hedge fund fee structure is limited only to a small handful of funds.  The Managers noted that the Adviser had paid $250,000 of the Fund's organization and initial offering expenses and has voluntarily reimbursed the Fund for certain of its operating expenses to the extent that the Fund's operating expenses (other than the Management Fee and the Incentive Allocation) in any fiscal year would otherwise have exceeded 0.65% of the Fund's net assets.  The Managers also noted that the Adviser's reimbursement of the Fund's operating expenses were expected to total approximately $420,000 for the fiscal year ending December 31, 2015.  Based on this review, the Independent Managers concluded that the Management Fee and Incentive Allocation were fair and reasonable in light of the nature, extent and quality of services that the Fund receives from the Adviser.

The Adviser reviewed with the Board the methodology used to estimate the costs and profits of the Adviser, as set forth in the profitability materials provided by management.  It was noted that the Adviser's distribution-related payments to the Fund's placement agent should not be taken into consideration when evaluating the Adviser’s profitability.  The Independent Managers determined that, in light of the nature, quality and scope of services provided by the Adviser, the costs of those services and fees paid by similar funds, the estimated profitability to the Adviser from the Fund is not so disproportionately large that it bears no reasonable relationship to the services provided.

The Managers then considered the potential direct and indirect benefits to the Adviser from the Adviser's relationship with the Fund.  Based on a review of information provided to them, the Independent Managers determined that the Adviser does not derive any significant direct or indirect benefits from its relationship with the Fund other than the receipt of fees as contemplated by the Advisory Agreement.  In view of the foregoing, the Independent Managers concluded that any benefits to the Adviser derived from its relationship with the Fund are fair and reasonable.

Susa Registered Fund, L.L.C.

Supplemental Information (unaudited) (continued)

(d) THE EXTENT TO WHICH ECONOMIES OF SCALE ARE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS WOULD REFLECT SUCH ECONOMIES OF SCALE.

The Managers noted that economies of scale are realized when a fund's assets increase significantly.  The Independent Managers noted in this respect that the Fund would need to experience substantial growth before any conclusions on whether economies of scale have been realized can be drawn.

CONCLUSION

Based on all of the foregoing, and such other matters that were deemed relevant, all of the Managers, including all of the Independent Managers, approved the renewal of the Advisory Agreement for an additional annual period.  The Independent Managers believed they had been provided with sufficient information to make informed decisions regarding the renewal of the Advisory Agreement.  No single factor reviewed by the Managers was determinative to the decision of the Board.

Susa Registered Fund, L.L.C.

Supplemental Information (unaudited) (continued)

Management
The identity of, and brief biographical information regarding, each Manager is set forth below.

INDEPENDENT MANAGERS
Name and Age	Position(s) with the Company and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen By Manager	Other Directorships** Held by Manager
George C. Guynn Age: 73	Manager since January 2014	Retired. Federal Reserve Bank of Atlanta, President and Chief Executive Officer (1996 – 2006)	N/A	Genuine Parts Company; Oxford Industries; Acuity Brands Inc. and RidgeWorth mutual funds
John Masterson Age: 56	Manager since January 2014	Retired. Goldman Sachs and Co. (1983 – 2007). Partner Managing Director in Equities Division (2002 – 2007)	N/A	Northern Trust Funds-NT Alpha Strategies Fund and NT Long/Short Fund; Bogota Savings Bank; and Transparent Value Trust
William Vanover Age: 68	Manager since January 2014	Investment counselor with Planning Alternatives, Ltd. (registered investment adviser); prior to January 2012, Chief Investment Officer and Chief Compliance Officer of Planning Alternatives, Ltd.	N/A	Hussman Strategic Growth Fund

*
“Fund Complex” means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or that have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. There are no other funds in the Fund Complex.

**
“Directorships” refer to service as a director/trustee for any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or subject to the requirements of Section 15(d) of the Exchange Act or any company registered as an investment company under the 1940 Act.

Susa Registered Fund, L.L.C.

Supplemental Information (unaudited) (continued)

INTERESTED MANAGER* AND OFFICERS
Name and Age	Position(s) with the Company and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen By Manager	Other Directorships*** Held by Manager
Graeme White Age: 40	Manager and Chief Financial Officer since January 2014	Chief Operating Officer, Susa Fund Management LLP (April 2013 – Present); Chief Operating Officer, Salute Capital UK Ltd. (2009 – 2012)	N/A	None
Reza Amiri Age: 40	Chief Executive Officer since January 2014	Managing Partner and Chief Investment Officer, Susa Fund Management LLP	N/A	N/A

*	Manager who is an “interested person,” as defined by the 1940 Act, of the Company.

**
“Fund Complex” means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or that have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. There are no other funds in the Fund Complex.

***
“Directorships” refer to service as a director/trustee for any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or subject to the requirements of Section 15(d) of the Exchange Act or any company registered as an investment company under the 1940 Act.

Form N-Q Filings

The Company will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q will be available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Susa Registered Fund, L.L.C.

Supplemental Information (unaudited) (continued)

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available: (i) without charge, upon request, by calling (866) 270-1948; and (ii) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Information regarding how the Adviser voted any proxies on behalf of the Company during the most recent twelve-month period ended June 30 will be reported on Form N-PX and will be made available no later than August 31 of each year. Such information can be obtained: (i) without charge, upon request, by calling (866) 270-1948; and (ii) on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of managers has determined that George C. Guynn is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

•	Registrant may incorporate the following information by reference, if this information has been disclosed in the registrant’s definitive proxy statement or definitive information statement. The proxy statement or information statement must be filed no later than 120 days after the end of the fiscal year covered by the Annual Report.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $55,000 for 2014 and $80,000 for 2015.

(b)	Audit-Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2014 and $0 for 2015.

(c)	Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $64,000 for 2014 and $64,000 for 2015.

(d)	All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2014 and $0 for 2015.

(e)(1)	The registrant’s Audit Committee pre-approves the principal accountant’s engagements for audit and non-audit services to the registrant and, as required, non-audit services to service affiliates on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the principal accountant’s independence.

(e)(2)	No fees applicable to non-audit services were billed by the principal accountant pursuant to a waiver of the pre-approval requirement.

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $64,000 for 2014 and $64,000 for 2015.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The board of managers of the registrant has delegated the responsibility for voting proxies relating to portfolio securities held by the registrant to the registrant's investment adviser (the "Adviser") as part of the Adviser's management of the registrant. The Adviser has adopted proxy voting policies and procedures to ensure that it votes proxies in a manner that serves the best interests of its clients, including the registrant. The following is a summary of the Adviser's proxy voting policies and procedures.

The guiding principle by which the Adviser votes on all matters submitted to security holders is the maximization of the ultimate economic value of its clients' holdings. The Adviser does not permit voting decisions to be influenced in any manner that is contrary to, or dilutive of, the guiding principle set forth above. It is the Adviser's policy to avoid situations where there is any conflict of interest or perceived conflict of interest affecting its voting decisions. Any conflicts of interest, regardless of whether actual or perceived, will be addressed in accordance with the Adviser's policies and procedures.

It is the general policy of the Adviser to vote on all matters presented to security holders in any proxy, and the Adviser's proxy policies and procedures have been designed with that in mind. However, the Adviser reserves the right to abstain on any particular vote or otherwise withhold its vote on any matter if in the judgment of the Adviser, the costs associated with voting such proxy outweigh the benefits to clients or if the circumstances make such an abstention or withholding otherwise advisable and in the best interest of its clients, in the judgment of the Adviser. While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration the Adviser’s contractual obligations to its clients and all other relevant facts and circumstances at the time of the vote. The Adviser may vote proxies related to the same security differently for each client.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Reza Amiri is the individual primarily responsible for the day-to-day management of the registrant's (the "Company") portfolio. Reza Amiri is the Managing Partner and Chief Investment Officer of the Adviser, which he founded in 2008.

Other Funds and Accounts Managed

The following tables set forth information about funds and accounts other than the registrant for which Mr. Amiri is primarily responsible for the day-to-day portfolio management as of December 31, 2015. Mr. Amiri does not manage any other registered investment company.

Type of Accounts	Total No. of Accounts Managed	Total Assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Registered Investment Companies:	1	$54,443,603	1	$54,443,603
Other Pooled Investment Vehicles:	1	$420,700,000	1	$420,700,000
Other Accounts:	3	$87,555,841	3	$87,555,841

Compensation Program

Mr. Amiri is compensated for his service as a portfolio manager through his ownership interest in the Adviser, which he controls.

Potential Material Conflicts of Interest

The Adviser and its affiliates serve as the investment advisers for certain private investment vehicles, as well as other accounts, that may pursue investment strategies similar to those of the Company (the "Other Accounts"). As a general matter, the Adviser (subject to any policies established by the Board of Managers) considers participation by the Company in all appropriate investment opportunities that are under consideration for investment for the Other Accounts. There may be circumstances, however, under which the Adviser or its affiliates cause one or more of the Other Accounts to commit a different percentage (i.e., larger or smaller) of their respective assets than does the Company to a particular investment opportunity. There may also be circumstances under which the Adviser or its affiliates consider participation by the Other Accounts in investment opportunities in which the Adviser does not intend to invest on behalf of the Company.

The Adviser evaluates for the Company, and for the Other Accounts, a variety of factors that may be relevant in determining whether, and to what extent, a particular investment opportunity or strategy is appropriate and feasible for the Company or the Other Accounts at a particular time, including, but not limited to, the following: (1) the nature of the investment opportunity taken in the context of the other investments at the time; (2) the liquidity of the investment relative to the needs of the particular entity or account; (3) the availability of the opportunity (i.e., size of obtainable position); (4) the transaction costs involved; and (5) the investment or regulatory limitations applicable to the particular entity or account. Because these considerations may differ for the Company and the Other Accounts in the context of any particular investment opportunity, the investment activities of the Company and the Other Accounts may differ from time to time. In addition, the fees and expenses of the Company may differ from those of the Other Accounts. Accordingly, the investment performance of the Company and the Other Accounts may vary.

Although the Company's investment program may be substantially similar to those of the Other Accounts, the portfolios of the Company and the Other Accounts may differ as a result of subscriptions and withdrawals being made at different times and in different amounts, as well as because of different tax and regulatory considerations. Such differences and other factors will result in variances between the returns of the Company and the Other Accounts.

From time to time the availability of particular securities of an issuer is limited. The allocations of a "limited availability" security are made on as equitable a basis as possible by the Adviser. For example, if a "limited availability" security is an appropriate investment for the Company and the Other Accounts, then, so as to treat all accounts equitably, the Adviser may, for example, allocate the full amount purchased to the Company and a particular Other Account and, the next time a "limited availability" security is purchased, allocate the full amount to different Other Accounts.

When the Adviser determines that it would be appropriate for the Company and one or more Other Accounts to participate in an investment opportunity at the same time, it will aggregate, place and allocate orders on a basis that the Adviser believes to be fair and equitable, consistent with their responsibilities under the Advisers Act and the 1940 Act. Decisions in this regard are necessarily subjective and there is no requirement that the Company participate, or participate to the same extent as the Other Accounts in all trades. However, no participating entity or account will receive preferential treatment over any other and the Adviser will take steps to ensure that no participating entity or account (including the Company) is systematically disadvantaged by the aggregation, placement and allocation of orders.

Situations may occur, however, where the Company could be disadvantaged because of the investment activities of the Other Accounts. These situations may be based on, among other things, the following: (1) legal restrictions on the combined size of positions that may be taken for the Company and the Other Accounts that limit the size of the Company's position; (2) the difficulty of liquidating an investment for the Company and the Other Accounts; and (3) the determination that a particular investment is warranted only if hedged with an option or other instrument and there is a limited availability of these options or other instruments. In particular, the Company may be legally restricted from entering into a "joint transaction" (as defined in the 1940 Act) with the Other Accounts with respect to the securities of an issuer without first obtaining an order from the SEC permitting the transaction. (See "Conflicts of Interest – Other Matters.")

Fund Ownership

As of December 31, 2015, Mr. Amiri does not own interests in the Company.

(b)	Semi-Annual Reports for Closed-End Funds after the first Annual Report that includes Item 8 Disclosure is Filed

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

(12.other)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Susa Registered Fund, L.L.C.

By (Signature and Title)*	/s/ Reza Amiri
Reza Amiri, Chief Executive Officer
(principal executive officer)

Date	March 9, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Reza Amiri
Reza Amiri, Chief Executive Officer
(principal executive officer)

Date	March 9, 2016

By (Signature and Title)*	/s/ Graeme White
Graeme White, Manager and Chief Financial Officer
(principal financial officer)

Date	March 9, 2016
*	Print the name and title of each signing officer under his or her signature.